UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2007
We are amending our 2nd quarter 2007 13F filing because we incorrectly reported having 841,235 shares of News Corp Class A when in fact we had 841,235 shares of News Corp Class B

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	$ 6,964,643

List of Other Included Managers:

No.	13F File Number	Name

None



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                                                                                    FORM 13F INFORMATION TABLE
                                                        VALUE  SHARES/ SH/      PUT/     OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLAS  CUSIP  (x$1000 PRN AMT PRN   CALL   DSCMANAGERS  SOLE  SHARED    NONE
----------------------------------------------------------------------------------------------------------------------

3M Company                       com          88579Y101  17652   203385SH      SOLE              197885     0     5500
Abbott Labs                      com          002824100 164012  3062778SH      SOLE             1896968     0  1165810
Altria Group                     com          02209S103    421     6000SH      SOLE                   0     0     6000
American Express Co.             com          025816109   1360    22225SH      SOLE               10625     0    11600
American International Group     com          026874107 268930  3840214SH      SOLE             2006816     0  1833398
Ameriprise Financial             com          03076c106    283     4445SH      SOLE                2125     0     2320
Aon Corp.                        com          037389103  17995   422325SH      SOLE              422325     0        0
Apache Corp.                     com          037411105   2472    30300SH      SOLE                   0     0    30300
AT&T Inc.                        com          00206r102    364     8776SH      SOLE                   0     0     8776
Baker Hughes Inc.                com          057224107 113785  1352495SH      SOLE             1142385     0   210110
Bank of America Corp.            com          060505104 266415  5449269SH      SOLE             3037467     0  2411802
Bank Of New York                 com          064057102    249     6000SH      SOLE                6000     0        0
Berkshire Hathaway Inc.          cl a         084670108   8758       80SH      SOLE                  80     0        0
Blackrock Muniyield Insured Fund com          09254e103    301    22000SH      SOLE               22000     0        0
Boston Scientific Corp.          com          101137107 153330  9995442SH      SOLE             4760332     0  5235110
BP                               sponsored adr055622104    244     3380SH      SOLE                   0     0     3380
Capital One Financial            com          14040H105 243796  3108060SH      SOLE             1775166     0  1332894
Cemex SAB                        spon adr 5 or151290889 180500  4891605SH      SOLE             2769561     0  2122044
Chevron Corp                     com          166764100 276505  3282348SH      SOLE             1965678     0  1316670
Cisco Systems Inc.               com          17275R102 198950  7143630SH      SOLE             3520380     0  3623250
Citigroup Inc.                   com          172967101 235661  4594680SH      SOLE             2394666     0  2200014
Comcast Corp. Special Cl A       cl a spl     20030N200 285018 10193773SH      SOLE             5734773     0  4459000
ConocoPhillips                   com          20825c104 209029  2662791SH      SOLE             1515035     0  1147756
Consolidated Edison Inc.         com          209115104    406     9000SH      SOLE                   0     0     9000
CVS Caremark Corp.               com          126650100 313052  8588545SH      SOLE             5077815     0  3510730
Devon Energy Corp.               com          25179M103 201665  2575874SH      SOLE             1594124     0   981750
Dow Chemical Corp.               com          260543103    442    10000SH      SOLE                   0     0    10000
Dupont De Nemours                com          263534109    228     4477SH      SOLE                1500     0     2977
EMC Corporation                  com          268648102  10672   589615SH      SOLE              589615     0        0
Emerson Electric                 com          291011104  75076  1604191SH      SOLE             1312891     0   291300
Exelon Corp.                     com          30161n101 195030  2686364SH      SOLE             1648484     0  1037880
First Data Corp.                 com          319963104 200174  6127136SH      SOLE             3883186     0  2243950
Ford Motor Co.                   com          345370860    141    15000SH      SOLE               15000     0        0
General Electric                 com          369604103 237114  6194205SH      SOLE             3572290     0  2621915
GlaxoSmithKline                  sponsored adr37733W105    720    13756SH      SOLE                   0     0    13756
Goldman Sachs Group              com          38141G104  11900    54900SH      SOLE               54200     0      700
Home Depot                       com          437076102    394    10000SH      SOLE                   0     1    10000
Intel Corp.                      com          458140100    392    16500SH      SOLE                   0     2    16500
International Business Machines  com          459200101 146953  1396226SH      SOLE              818286     0   577940
J.P. Morgan Chase & Co.          com          46625h100  14006   289076SH      SOLE              289076     0        0
Johnson & Johnson                com          478160104    494     8020SH      SOLE                   0     0     8020
Liberty Media - Interactive A    int com ser a53071m104    726    32515SH      SOLE                1331     0    31184
Liberty Media Corp-Cap Series A  cap com ser a53071m302    765     6502SH      SOLE                 266     0     6236
Lowe's Companies                 com          548661107 192879  6284753SH      SOLE             3236733     0  3048020
McKesson Corp                    com          58155Q103  98738  1655559SH      SOLE             1379419     0   276140
Merck & Co., Inc.                com          589331107   7269   145963SH      SOLE              145963     0        0
Merrill Lynch                    com          590188108 124536  1490018SH      SOLE              855738     0   634280
Morgan Stanley                   com new      617446448 230258  2745091SH      SOLE             1712561     0  1032530
News Corp - Class B              cl b         65248E203  19298   841235SH      SOLE              841235     0        0
Nuveen Insured Municipal Opportuncom          670984103    314    22000SH      SOLE               22000     0        0
Nuveen Select Tax-Free Income Porsh ben int   67062F100    282    20000SH      SOLE               20000     0        0
Office Depot                     com          676220106 154763  5107683SH      SOLE             2913153     0  2194530
Pfizer Inc.                      com          717081103 140706  5502764SH      SOLE             2635734     0  2867030
Qualcomm Inc.                    com          747525103 174227  4015365SH      SOLE             1868535        2146830
Stanley Works                    com          854616109    373     6153SH      SOLE                6153     0        0
Symantec Corp.                   com          871503108 187078  9261292SH      SOLE             4434912     0  4826380
The Walt Disney Co.              com          254687106    490    14350SH      SOLE               14350     0        0
Time Warner Inc.                 com          887317105 270252 12844695SH      SOLE             7098915     0  5745780
Tyco International Ltd.          com          902124106 193891  5738110SH      SOLE             2839220     0  2898890
United Parcel Service- Cl B      cl b         911312106 179293  2456070SH      SOLE             1434740     0  1021330
United Technologies              com          913017109 209476  2953282SH      SOLE             1576472     0  1376810
UnitedHealth Group               com          91324P102 175379  3429382SH      SOLE             1707512     0  1721870
Verizon Communications           com          92343v104    525    12740SH      SOLE                4200     0     8540
Washington Mutual                com          939322103 225119  5279515SH      SOLE             3066785     0  2212730
Wellpoint                        com          94973v107   9477   118710SH      SOLE              118710     0        0
Western Union Co.                com          959802109    208    10000SH      SOLE                   0     0    10000
Wyndham Worldwide Corp           com          98310w108 184256  5081518SH      SOLE             2352980     0  2728538
Xerox                            com          984121103 129179  6990180SH      SOLE             5881560     0  1108620

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